Income Tax (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period of carried forward for tax losses	20 years
Prima facie tax on net loss before income tax	27.50%	27.50%	27.50%
Tax losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential tax benefit related to tax losses carried forward	$ 145,941,499	$ 130,709,461
Tax losses carried forward [Member] | U.S subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential tax benefit related to tax losses carried forward	$ 95,446